MERCANTILE LONG-SHORT MANAGER FUND LLC
FINANCIAL STATEMENTS (UNAUDITED)
SEMI-ANNUAL REPORT
SEPTEMBER 30, 2003

MERCANTILE LONG-SHORT MANAGER FUND LLC
CONTENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------



                                                                         PAGE(S)

FINANCIAL STATEMENTS (UNAUDITED)

Schedule of Investments........................................................3

Statement of Assets and Liabilities............................................4

Statement of Operations........................................................5

Statement of Changes in Members' Capital.......................................6

Statement of Cash Flows........................................................7

Financial Highlights...........................................................8

Notes to Financial Statements..................................................9

Liquidity of Investment Funds (unaudited).....................................14

MERCANTILE LONG-SHORT MANAGER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

MERCANTILE LONG-SHORT MANAGER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2003

--------------------------------------------------------------------------------

                                                     COST               VALUE         % OF NET ASSETS
Artis Technology Qualified Partners, L.P.     $    2,050,000      $    2,260,040                 6.42 %
Banyan Fund, L.P.                                  1,850,000           1,996,538                 5.67
Basswood Financial Partners, L.P.                  2,050,000           2,297,882                 6.53
Bedford Falls Investors, L.P.                      2,000,000           2,181,411                 6.19
Castle Creek LifeSciences, L.L.C.                  2,000,000           2,077,743                 5.90
Habert Distressed Investment Fund, L.P.            2,000,000           2,394,327                 6.80
Horseman Global Fund I, L.P.                       1,750,000           1,615,144                 4.59
Hygrove Capital Fund, L.P.                         1,500,000           1,551,906                 4.41
Lansdowne European Strategic Equity Fund, L.P.     1,750,000           1,804,357                 5.12
North Sound Legacy Institutional Fund, L.L.C.      2,750,000           2,971,331                 8.44
Polar Bear Fund, L.P.                              1,500,000           1,085,317                 3.08
SEG Partners II, L.P.                              2,050,000           2,003,948                 5.69
Sirios Capital II, L.P                             2,000,000           2,049,299                 5.82
TCS Capital II, L.P.                               2,000,000           2,256,750                 6.41
Van Eck Global Opportunity Fund, L.P.              1,750,000           2,020,171                 5.74
Willis Catastrophe Investment Fund, L.P.           2,050,000           2,167,598                 6.16
Wynnefield Partners Small Cap Value, L.P.          2,050,000           2,276,388                 6.46
Total Investment Funds                      ------------------  ------------------  ------------------
                                               $  33,100,000       $  35,010,150                99.43 %
                                            ------------------  ------------------  ------------------




The aggregate cost of investments for tax purposes was $33,100,000. Net unrealized appreciation on investments for tax purposes was $1,910,150 consisting of $2,505,741 of gross unrealized appreciation and $595,591 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 99.43% of members' capital, have been fair valued in accordance with proceeding established by the Board of Directors.

    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER FUND LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2003

--------------------------------------------------------------------------------

ASSETS
Investments, at value (cost, $33,100,000)                         $35,010,150
Cash                                                                  449,069
Prepaid expenses                                                        4,902
                                                            ------------------
             Total assets                                          35,464,121
                                                            ------------------
LIABILITIES
Management fee payable                                                109,004
Administration fee payable                                             17,338
Due to Mercantile Capital Advisors                                     13,005
Other accrued expenses                                                110,591
                                                            ------------------
             Total liabilities                                        249,938
                                                            ------------------
             Net assets                                           $35,214,183
                                                            ------------------
MEMBERS' CAPITAL
Capital                                                            33,304,033
Net unrealized appreciation on investments                          1,910,150
                                                            ------------------
             Members' capital                                     $35,214,183
                                                            ------------------




    The accompanying notes are an integral part of the financial statements.


MERCANTILE LONG-SHORT MANAGER FUND LLC
STATEMENT OF OPERATIONS (UNAUDITED)
PERIOD FROM APRIL 1, 2003 THROUGH SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                                                 $ 39
                                                                            ------------------
EXPENSES
Management fee                                                                        205,912
Administration fees                                                                   113,902
Member servicing fees                                                                  40,679
Professional fees                                                                      60,548
Expense repaid to MCA (Note 2)                                                         24,441
Directors fees                                                                         20,425
Custodian fees                                                                          1,629
Registration fees                                                                         201
Printing fees                                                                           1,738
Other expenses                                                                          2,243
                                                                            ------------------
             Total expenses                                                           471,718
Administration fees waived                                                            (81,319)
Member servicing fees waived                                                          (40,679)
                                                                            ------------------
             Net expenses                                                             349,720
                                                                            ------------------
             Net investment loss                                                     (349,681)
                                                                            ------------------
Net change in unrealized appreciation on investments                                2,015,955
                                                                            ------------------
Net increase in members' capital derived from investment activities               $ 1,666,274
                                                                            ------------------


      The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER FUND LLC
STATEMENT OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)

                                                                       MANAGING       LIMITED INTEREST
                                                                        MEMBER            MEMBERS                TOTAL
FOR THE PERIOD DECEMBER 30,2002* THROUGH
MARCH 31, 2003
FROM INVESTMENT ACTIVITIES
Net investment loss                                                  $   (802)          $  (200,484)          $  (201,286)
Net change in unrealized depreciation
 on investments                                                          (421)             (105,384)             (105,805)
                                                                     ---------          ------------          ------------
             Net decrease in members' capital
              derived from investment activities                       (1,223)             (305,868)             (307,091)
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                      100,000            25,000,000            25,100,000
Cost of Interests repurchased                                               -                     -                     -
                                                                     ---------          ------------          ------------
             Net increase in members' capital
              derived from capital transactions                       100,000            25,000,000            25,100,000
MEMBERS' CAPITAL
Balance at December 30, 2002*                                               -                     -                     -
                                                                     ---------          ------------          ------------
Balance at March 31, 2003                                            $ 98,777           $24,694,132           $24,792,909
                                                                     ---------          ------------          ------------
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
FROM INVESTMENT ACTIVITIES
Net investment loss                                                  $ (1,102)          $  (348,579)          $  (349,681)
Net change in unrealized appreciation
 on investments                                                         6,240             2,009,715             2,015,955
                                                                     ---------          ------------          ------------
             Net increase in members' capital
              derived from investment activities                        5,138             1,661,136             1,666,274
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                            -             8,755,000             8,755,000
Cost of Interests repurchased                                               -                     -                     -
                                                                     ---------          ------------          ------------
             Net increase in members' capital
              derived from capital transactions                             -             8,755,000             8,755,000
MEMBERS' CAPITAL
Balance at March 31, 2003                                              98,777            24,694,132            24,792,909
                                                                     ---------          ------------          ------------
Balance at September 30, 2003                                        $103,915           $35,110,268           $35,214,183
                                                                     ---------          ------------          ------------

* Commencement of investment operations.


    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER FUND LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
PERIOD FROM APRIL 1, 2003 THROUGH SEPTEMBER 30, 2003

--------------------------------------------------------------------------------
CASH FLOWS USED IN OPERATING ACTIVITIES
Net increase in net assets from operations                         $  1,666,274
Adjustments to reconcile net investment loss to net cash used in operating activities
    Purchases of investments                                        (10,600,000)
    Decrease in investment funds paid in advance                      2,250,000
    Decrease in prepaid expenses                                          8,105
    Increase in management fee payable                                   31,284
    Increase in administration fee payable                                4,878
    Increase in expenses repaid to MCA                                    3,659
    Increase in other accrued expenses                                   28,349
    Unrealized appreciation on securities                            (2,015,955)
                                                              ------------------
             Net cash used in operating activities                   (8,623,406)
                                                              ------------------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                 8,755,000
                                                              ------------------
             Net cash provided by financing activities                8,755,000
                                                              ------------------
             Net increase in cash and cash equivalents                  131,594
CASH AND CASH EQUIVALENTS
Beginning of period                                                     317,475
                                                              ------------------
End of period                                                      $    449,069
                                                              ------------------

    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER FUND LLC
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                              April 1, 2003 -             December 30, 2002*-
TOTAL RETURN                                                  September 30, 2003          March 31, 2003
                                                              ------------------------    -------------------------
Total return before incentive fee (1)                                            5.20 %                      (1.22)%
Incentive fee                                                                       -                            -
                                                              ------------------------    -------------------------
              Total return after incentive fee (1)                               5.20 %                      (1.22)%
                                                              ------------------------    -------------------------
Net assets, end of period (000's)                                            $ 35,214                     $ 24,793
RATIOS TO AVERAGE NET ASSETS
Net investment income ratio
    Net investment loss, before waivers (3)                                     (3.00)%                      (4.00)%
    Net investment loss, net of waivers (3)                                     (2.22)%                      (3.25)%
Expense ratio before incentive fee
    Operating expenses, before waivers (2) (3)                                   3.01 %                       4.00 %
    Operating expenses, net of waivers (2) (3)                                   2.23 %                       3.25 %
Expense ratio, net after incentive fee
    Expense ratio, net before incentive fee (3)                                  2.23 %                       3.25 %
    Incentive fee (3)                                                               - %                          - %
                                                              ------------------------    -------------------------
             Expense ratio, net after incentive fee (3)                          2.23 %                       3.25 %
                                                              ------------------------    -------------------------

*   Commencement of investment operations.
(1) ______ Total return is for the period indicated and has not been annualized. Total return is calculated for all the limited interest members taken as a whole. An individual limited interest member's return may vary from these returns based on the timing of capital transactions.
(2) ______ Does not include expenses of the Investment Funds in which the Company invests. The expense ratio (expense and incentive fee ratio) is calculated for the limited interest members taken as a whole. The computation of such ratios based on the amount of expenses and incentive fee assessed to an individual limited interest member's capital may vary from these ratios based on the timing of capital transactions.
(3) ______ Annualized.
(4) Not annualized.

    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------


 1.   ORGANIZATION

      Mercantile Long-Short Manager Fund LLC (the "Company") is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company.

      The Company seeks to achieve equity-like capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy. Substantially all of the assets of the Company will be invested in the securities of privately placed investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies. The Company invests in a portfolio of Investment Funds that have either a low correlation with the equity and fixed income markets, or which, when balanced with other strategies, lower the correlation of the Company's total performance to the equity and fixed income markets. The asset-based fees of the Investment Managers are generally expected to range from 1% to 2% annually of the net assets under their management and the performance or incentive allocations to the Investment Managers are generally expected to range from 15% to 25% of net profits annually. The Company commenced investment operations on December 30, 2002.

      The Company's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board is and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

      Mercantile Capital Advisors, Inc. ("MCA" or the "Managing Member") serves as the investment manager of the Company subject to the ultimate supervision of and any policies established by the Board, pursuant to the terms of an investment management agreement with the Company. MCA provides the Company with ongoing investment guidance, policy direction, and monitoring of the Company.

      MCA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. MCA is a wholly owned subsidiary of Mercantile Safe Deposit & Trust Company ("MSD&T"). Mercantile Bankshares Corporation ("MBC") is a holding company for MSD&T and its affiliates. At September 30, 2003, MCA and MCB had a capital balance in the Company of $103,915 and $25,978,633, respectively.

      Generally, initial and additional applications for limited liability company interests ("Interests") by eligible members may be accepted at such times as the Company may determine. The Company reserves the right to reject any applications for Interests in the Company. The Company from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion. After December 31, 2003, MCA expects that it will recommend to the Board that the Company offer to repurchase Interests from members semi-annually.

MERCANTILE LONG-SHORT MANAGER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

 2.   SIGNIFICANT ACCOUNTING POLICIES

      The Company's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Company:

      A. PORTFOLIO VALUATION
         The net asset value of the Company is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

         Investments in Investment Funds are presented in the accompanying financial statements at fair value. Fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Company's valuation. As a general matter, the fair value of the Company's interest in an Investment Fund will represent the amount that the Company could reasonably expect to receive from an Investment Fund if the Company's interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Company believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end value to the Company on a timely basis, the Company would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

         Investments in mutual funds are valued at the closing net assets value per share on the date of valuation.

         Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

      B. INCOME RECOGNITION AND SECURITY TRANSACTIONS
         Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

         Distributions from Investment Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the US income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

MERCANTILE LONG-SHORT MANAGER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

      C. FUND EXPENSES
         The Company will bear all expenses incurred in its business other than those that MCA assumes. The expenses of the Company include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Company's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Company's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

         The Company's organization costs were borne by MCA. The Company will reimburse MCA for these expenditures for a period not to exceed the first twelve months after the Closing Date ("December 31, 2002"). MCA has agreed to limit the amount of each monthly reimbursement payment by the Members to 0.0125% (0.15% on an annualized basis) of the Company's net assets as of the end of each month during such period. The Company reimbursed MCA $24,441 during the six months ended September 30, 2003. At September 30, 2003, reimbursed fees are included in Due to MCA.

      D. INCOME TAXES
         The Company intends to be treated as a partnership for Federal income tax purposes. Each member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

      E. DISTRIBUTION POLICY
         The Company has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

      F. CASH AND CASH EQUIVALENTS
         The Company treats all highly liquid financial instruments that mature within three months as cash equivalents.

      G. USE OF ESTIMATES
         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires MCA to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. MCA believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.


 3.   MANAGEMENT FEE, INCENTIVE FEE, RELATED PARTY TRANSACTIONS AND OTHER

      The Company pays the Managing Member a quarterly management fee at the annual rate of 1.25% of the net asset value of the Company as of the last day of the quarter including assets attributable to the Manager and before giving effect to any repurchases by the Company. In addition to the management fee, the Managing Member will be paid an incentive fee equal to 10% of the excess, if any, of the net profits allocated to each member's capital account in excess of any net losses, subject

MERCANTILE LONG-SHORT MANAGER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

      to a loss carryforward amount. At September 30, 2003, MCA did not earn any incentive fees. MCA has entered into an investment advisory agreement with CIBC Oppenheimer Advisers, LLC (the "Advisor"), to advise the Company. The Advisor is responsible for providing day-to-day investment management services to the Company. In consideration for such services, MCA pays the Advisor half of the management and incentive fees earned from the Company.

      The Company has also retained MCA to serve as the administrator to the Company. The Company will pay MCA an administration fee at the annual rate equal to 0.70% of the Company's month end net assets, including assets attributable to MCA and before giving effect to any repurchases by the Company. MCA has voluntarily agreed to waive 0.50% of the administration fee. MCA has engaged SEI Investments Global Fund Services ("SEI") to serve as the Company's sub-administrator. SEI provides administrative, accounting, and investor services to the Company as well as serving in the capacity of transfer and distribution disbursing agent for the Company. As compensation for services provided, MCA will pay SEI a fee or fees as may be agreed to in writing by MCA and SEI.

      The Company has adopted a Member Servicing Agreement with MCA, whereby MCA may enter into service arrangements pursuant to which an investor service provider, such as an investment adviser or other financial intermediaries ("Member Service Providers"), performs investor services for its customers who are members of the Company. The Company will pay a fee to MCA to reimburse MCA for payments made to Member Service Providers. This fee is expected to be paid monthly at an annualized rate of up to 0.25% of the net assets value held by members that receive services from a Member Service Provider, determined as of the last day of the calendar month (before any capital account withdrawals or Incentive Fee). Currently, MCA is waiving all member servicing fees.

      SEI Private Trust Company acts as custodian (the "Custodian") for the Company's assets. In consideration for such services, the Company will pay the Custodian a monthly fee based on month-end net assets, at an annual rate of up to 0.01%.

      Each Board member receives an annual retainer of $9,500 plus a fee for each meeting attended. The chairman of the Board also receives an additional annual fee of $7,500. The Company also reimburses the Board members for all reasonable out of pocket expenses. Total amounts incurred related to Board members meetings by the Company for the six months ended September 30, 2003 were $20,425.

      Net profits or net losses of the Company for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Company. Net profits or net losses will be measured as the net change in the value of the net assets of the Company during a fiscal period, before giving effect to any repurchases of interest in the Company, and excluding the amount of any items to be allocated to the capital accounts of the members of the Company, other than in accordance with the members' respective investment percentages.

MERCANTILE LONG-SHORT MANAGER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------


 4.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Company's risk of loss in these Investment Funds is limited to the value of these investments reported by the Company.


 5.   CONCENTRATION OF RISK

      The Company invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

      Various risks are also associated with an investment in the Company, including risks relating to the multi-manager structure of the Company, risks relating to compensation arrangements and risks relating to the limited liquidity of Interests.

      In the normal course of business the Company enters into contracts that contain a variety of representations, which provide general indemnifications. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.


 6.   INVESTMENT TRANSACTIONS

      For the six months ended September 30, 2003, purchases and sales of investments (excluding short-term securities) were $10,600,000 and $0, respectively.


 7.   SUBSEQUENT EVENTS

      Effective October 1, 2003, the Company received capital subscriptions from members in the amount of $4,255,000.


 8.   PROXY VOTING POLICIES AND PROCEDURES

      A description of the proxy voting polices and procedures used by or on behalf of the Company to determine how to vote proxies relating to securities of the Company is available without charge, upon request, by calling (800) 551-2145.

MERCANTILE LONG-SHORT MANAGER FUND LLC
LIQUIDITY OF INVESTMENT FUNDS (UNAUDITED)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

The Investment Funds provide for periodic redemptions ranging from monthly to annual with lock up provisions of up to one year from initial investment.

INVESTMENT FUNDS                                           LIQUIDITY
    Artis Technology Qualified Partners, L.P.              Quarterly
    Banyan Fund, L.P.                                      Quarterly
    Basswood Financial Partners, L.P.                      Quarterly
    Bedford Falls Investors, L.P.                          Quarterly
    Castle Creek LifeSciences, L.L.C.                      Quarterly
    Habert Distressed Investment Fund, L.P.                Quarterly
    Horseman Global Fund I, L.P.                            Monthly
    Hygrove Capital Fund, L.P.                             Quarterly
    Lansdowne European Strategic Equity Fund, L.P.          Annually
    North Sound Legacy Institutional Fund, L.L.C.          Quarterly
    Polar Bear Fund, L.P.                                   Annually
    SEG Partners II, L.P.                                  Quarterly
    Sirios Capital II, L.P                                 Quarterly
    TCS Capital II, L.P.                                   Quarterly
    Van Eck Global Opportunity Fund, L.P.                  Quarterly
    Willis Catastrophe Investment Fund, L.P.                Annually
    Wynnefield Partners Small Cap Value, L.P.              Quarterly